Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2014
RECENT ACCOUNTING PRONOUNCEMENTS [Abstract]
Recent Accounting Pronouncements
3.	RECENT ACCOUNTING PRONOUNCEMENTS

Accounting Standards Issued and Not Yet Effective

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2014-09, "Revenue from Contracts with Customers" (ASU 2014-09), which contains new accounting literature relating to how and when a company recognizes revenue. Under ASU 2014-09, a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods and services. ASU 2014-09 is effective for the Group’s fiscal year beginning January 1, 2017, with early application not permitted; however, the FASB has recently taken steps towards deferring the effective date for calendar year-end companies for an additional year. The Group is in the process of determining what impact, if any, the adoption of ASU 2014-09 will have on its financial statements and related disclosures. The standard permits the use of either the retrospective or cumulative effect transition method. The Group has not yet selected a transition method and has not determined the effect of the standard on its ongoing financial reporting.